Shareholder Report, Holdings (Details)_3	Jun. 30, 2024
Class II | Hewlett Packard Enterprise Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class II | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class II | Marathon Oil Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class II | Builders FirstSource, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class II | Steel Dynamics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class II | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class II | United Airlines Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class II | Tyson Foods, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class II | Coterra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class II | Owens Corning [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class II | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class II | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class I | Hewlett Packard Enterprise Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Service Class I | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Service Class I | Marathon Oil Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Service Class I | Builders FirstSource, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Service Class I | Steel Dynamics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Service Class I | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Service Class I | United Airlines Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Service Class I | Tyson Foods, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Service Class I | Coterra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Service Class I | Owens Corning [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Service Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
Service Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Service Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Service Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Service Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Service Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Service Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Service Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Service Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Service Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Service Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%